Schedule of Investments (unaudited) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 0.2%
iShares Short-Term National Muni Bond ETF(a)	230,000	$24,798,600

Total Investment Companies — 0.2% (Cost: $24,757,200)		24,798,600

	Par (000)

Municipal Bonds

Alabama — 4.8%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$60,000	71,619,600
Black Belt Energy Gas District, RB, Series A-1, 4.00%, 12/01/49(b)	215,000	245,166,650
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(b)(c)	55,000	67,106,050
City of Homewood Albama, Refunding GO, 5.25%, 09/01/26(d)	25,000	31,043,750
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(b)	220,000	241,945,000
Tuscaloosa County Industrial Development Authority, Refunding RB(e)
Series A, 4.50%, 05/01/32	10,795	11,922,646
Series A, 5.25%, 05/01/44	8,980	10,205,051

		679,008,747

Arizona — 2.1%
Arizona Industrial Development Authority, RB(e)
5.00%, 07/01/39	1,000	1,151,280
5.00%, 07/01/49	3,305	3,629,820
5.00%, 07/01/54	10,655	11,398,719
Series A, 5.00%, 07/01/39	1,300	1,366,742
Series A, 5.00%, 07/01/49	2,010	2,084,511
Arizona Industrial Development Authority, Refunding RB(e)
Series A, 5.25%, 07/01/37	2,830	3,046,269
Series A, 5.50%, 07/01/52	2,450	2,632,329
City of Phoenix Civic Improvement Corp., RB, 5.00%, 07/01/44	40,000	51,224,000
Industrial Development Authority of the City of Phoenix, RB
6.88%, 07/01/23(d)	3,440	3,949,017
Series A, 6.50%, 07/01/34(e)	2,000	2,302,200
Series A, 6.75%, 07/01/44(e)	2,190	2,552,138
Industrial Development Authority of the City of Phoenix, Refunding RB, 5.00%, 07/01/45(e)	2,280	2,437,639
Industrial Development Authority of the County of Pima, RB(e)
5.00%, 06/15/47	10,400	10,622,144
5.00%, 06/15/52	19,280	19,440,602
Maricopa County Industrial Development Authority, RB
Series 2019E, 4.00%, 01/01/45	21,350	24,623,169
Series 2019F, 4.00%, 01/01/45	37,220	42,926,198
Series A, 4.00%, 01/01/41	5,150	5,813,114

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	$27,000	$32,462,910
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	400	437,564
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/39	24,180	28,857,137
Salt River Project Agricultural Improvement & Power District, Refunding RB
Series A, 4.00%, 01/01/45	21,350	25,426,142
Series A, 5.00%, 12/01/45	15,000	17,328,600

		295,712,244

Arkansas(e) — 0.6%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	40,990	44,586,053
AMT, 4.75%, 09/01/49	31,500	35,019,180

		79,605,233

California — 11.9%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	10,000	11,268,100
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 11/15/48	10,000	11,968,000
California Infrastructure & Economic Development Bank, RB, Series A, AMT, 0.45%, 01/01/50(b)(e)	24,000	24,000,672
California State Public Works Board, RB, Series A, 5.00%, 09/01/39	5,000	5,714,050
California Statewide Communities Development Authority, RB, 5.25%, 12/01/48(e)	2,000	2,332,160
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,510	3,590,204
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	27,620	34,167,873
City of Los Angeles California, RB, 4.00%, 06/24/21	477,600	481,578,408
City of Los Angeles Department of Airports, RB, Series C, AMT, 5.00%, 05/15/45	16,260	20,066,303
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/38	19,000	24,220,060
Series A, 5.00%, 05/15/40	31,740	40,196,171
Series B, 5.00%, 05/15/48	10,000	12,675,500
Series A, AMT, 5.00%, 05/15/38	6,920	8,839,400
Series A, AMT, 5.00%, 05/15/39	7,055	8,984,895
Series A, AMT, 5.00%, 05/15/40	2,930	3,719,928
Series A, AMT, 5.00%, 05/15/41	2,750	3,480,235
AMT, Subordinate, 5.00%, 05/15/44	10,000	12,096,000
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	1,510	1,516,674
6.50%, 05/01/42	5,130	5,152,059
CSCDA Community Improvement Authority, RB, M/F Housing, Series A, 5.00%, 01/01/54(e)	8,950	10,263,323
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,452,775

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	$19,600	$20,256,796
Series A-1, 5.25%, 06/01/47	9,535	9,886,460
Series A-2, 5.00%, 06/01/47	31,735	32,799,709
Los Angeles Department of Water & Power Power System Revenue, Refunding RB
Series B, 5.25%, 07/01/37	13,500	16,761,870
Series B, 5.25%, 07/01/38	15,000	18,590,550
Series B, 5.25%, 07/01/39	7,000	8,659,770
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/50	50,000	63,101,500
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 07/01/44	19,000	23,443,910
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A-1, AMT, 5.75%, 03/01/34	7,010	7,012,103
Series A-1, AMT, 6.25%, 03/01/34	5,250	5,251,733
Oakland Unified School District/Alameda County, Refunding GO, 6.63%, 08/01/21(d)	3,750	3,828,450
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	24,540	30,737,086
Port of Oakland, Refunding RB, Series P, AMT, Senior Lien, 5.00%, 05/01/31	13,010	13,646,840
San Diego County Regional Transportation Commission, Refunding RB
Series A, 5.00%, 10/01/22	65,800	70,525,756
Series A, 5.00%, 04/01/41	35,000	41,879,950
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/39	10,000	12,065,500
Series A, Subordinate, 5.25%, 08/01/47	13,645	17,072,488
San Diego Unified School District, GO
3.00%, 07/01/44	10,000	10,758,300
Series M-2, 3.00%, 07/01/50	20,000	21,090,800
San Francisco Bay Area Rapid Transit District, GO, Series C-1, 3.00%, 08/01/50	10,790	11,348,275
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	32,765	39,711,835
Series A, AMT, 5.00%, 05/01/49	60,000	71,829,600
Series B, AMT, 5.00%, 05/01/41	20,000	23,296,800
Series B, AMT, 5.00%, 05/01/46	20,000	23,194,000
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
AMT, 5.00%, 05/01/48	10,500	12,402,180
Series 2020, AMT, 4.00%, 05/01/40	3,000	3,457,560
Series E, AMT, 5.00%, 05/01/45	23,750	28,566,262
San Francisco Municipal Transportation Agency, RB, Series C, 5.00%, 03/01/51	14,285	18,197,662
San Ramon Valley Unified School District, GO, 4.00%, 08/01/37	23,850	25,711,969
Santa Clara Unified School District, GO, 4.00%, 07/01/48	10,000	11,315,200
State of California, Refunding GO
5.00%, 03/01/35	18,775	24,378,962
4.00%, 10/01/37	17,730	21,218,378

Security	Par (000)	Value

California (continued)
State of California, Refunding GO (continued) 5.25%, 10/01/39	$20,100	$24,197,385
University of California, RB, Series AV, 5.25%, 05/15/42	58,825	73,177,712
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	89,285	114,551,762

		1,687,207,903

Colorado — 2.3%
Arista Metropolitan District, Refunding GO, Series A, 5.13%, 12/01/48	3,500	3,709,020
Brighton Crossing Metropolitan District No. 6, GO
Series A, 5.00%, 12/01/35	525	580,298
Series A, 5.00%, 12/01/40	515	563,528
Series A, 5.00%, 12/01/50	1,500	1,629,465
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48	5,000	5,278,850
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(e)	6,930	7,153,007
City & County of Denver Colorado Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 12/01/37	25,015	30,460,766
Series A, AMT, 5.00%, 12/01/38	5,250	6,360,270
Series A, AMT, 5.25%, 12/01/43	62,620	76,485,320
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	12,115,800
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	36,115	38,193,057
Colorado Educational & Cultural Facilities Authority, Refunding RB(e)
5.00%, 12/01/40	990	1,050,410
5.00%, 12/01/50	1,320	1,373,777
5.00%, 12/01/55	1,540	1,596,272
Copperleaf Metropolitan District No. 3, GO, Series A, 5.13%, 12/01/47	1,200	1,258,824
Cottonwood Highlands Metropolitan District No. 1, GO, Series A, 5.00%, 12/01/49	900	954,585
Denver City & County School District No. 1, GO, (SAW), 4.00%, 12/01/45	14,350	17,162,744
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,294,434
Regional Transportation District Sales Tax Revenue, Refunding RB, Series A, 3.50%, 11/01/22(d)	75,000	79,194,000
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/47	3,000	3,239,610
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	36,470,400
STC Metropolitan District No. 2, Refunding GO, Series A, 4.00%, 12/01/29	1,500	1,599,570

		327,724,007

Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, RB(b)
0.25%, 07/01/37	11,000	10,974,260
0.25%, 07/01/49	15,000	14,963,100

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB(e)
Series G-1, 5.00%, 07/01/39	$1,500	$1,688,460
Series G-1, 5.00%, 07/01/44	2,000	2,224,440
Series G-1, 5.00%, 07/01/50	2,350	2,596,186
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(e)	3,945	4,046,110
State of Connecticut, GO
Series 2021-A, 3.00%, 01/15/37	12,000	13,048,440
Series 2021-A, 3.00%, 01/15/38	12,000	12,951,600
Series 2021-A, 3.00%, 01/15/39	18,675	20,098,409
Series A, 4.00%, 01/15/38	5,000	5,841,700

		88,432,705

Delaware — 0.2%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(b)	25,165	25,079,187

District of Columbia — 2.7%
District of Columbia Water & Sewer Authority, Refunding RB
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	57,479,760
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	75,077,542
District of Columbia, GO
Series A, 5.00%, 06/01/41	30,000	35,666,700
Series D, 5.00%, 06/01/42	40,000	48,588,000
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/36	12,000	14,697,120
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	35,480	42,550,454
Series A, 4.00%, 07/15/45	5,000	5,820,250
Series A, 5.00%, 07/15/45	37,390	47,119,626
Series B, 5.00%, 07/01/42	50,000	59,980,500

		386,979,952

Florida — 2.7%
Capital Trust Agency, Inc., RB(e)
5.00%, 07/01/54	2,095	2,276,636
Series A, 5.00%, 06/15/49	4,365	4,595,428
Central Florida Expressway Authority, RB, Series A, Senior Lien, 5.00%, 07/01/44	10,000	12,394,900
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	12,910	15,129,487
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	14,683,519
5.25%, 05/01/46	15,430	19,304,936
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	8,000	9,664,160
County of Miami-Dade Florida Aviation Revenue, Refunding RB
5.00%, 10/01/41	7,220	8,506,604
Series B, AMT, 5.00%, 10/01/40	90,000	106,659,000
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	6,325	7,132,513
Series A, 5.50%, 10/01/42	5,375	5,984,149
Series B, AMT, 6.25%, 10/01/38	5,000	5,638,850
Series B, AMT, 6.00%, 10/01/42	2,350	2,645,183

Security	Par (000)	Value

Florida (continued)
County of Palm Beach Florida, RB, 5.00%, 04/01/51(e)	$4,770	$4,973,250
Florida Development Finance Corp., RB, Series B, AMT, 7.38%, 01/01/49(e)	10,995	10,825,457
Florida Ports Financing Commission, Refunding RB, Series B, AMT, 5.13%, 06/01/27	10,010	10,078,468
Greater Orlando Aviation Authority, ARB, Sub- Series A, AMT, 5.00%, 10/01/42	49,795	59,134,550
Greater Orlando Aviation Authority, RB, Series A, AMT, 5.00%, 10/01/44	8,970	10,963,941
Hillsborough County Port District, RB, Series A, 5.25%, 06/01/48	8,375	9,961,727
Lakewood Ranch Stewardship District, Refunding SAB, 4.00%, 05/01/50(e)	1,250	1,297,600
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	1,745	1,892,156
5.00%, 05/01/37(e)	1,655	1,818,680
5.25%, 05/01/37	2,755	3,065,213
4.70%, 05/01/39	1,160	1,276,151
5.13%, 05/01/47(e)	1,990	2,170,095
5.38%, 05/01/47	4,785	5,283,071
4.88%, 05/01/49	1,250	1,370,913
Live Oak Lake Community Development District, SAB
4.40%, 05/01/40	1,600	1,637,104
4.60%, 05/01/51	2,840	2,907,990
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	8,453,700
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(d)	11,125	11,515,821
Orlando Utilities Commission, RB, Series B, 1.25%, 10/01/46(b)(c)	7,560	7,685,874
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	860	871,971
Series A, 4.35%, 05/01/51	1,100	1,118,777
Series B, 4.25%, 11/01/35	1,200	1,222,404
Sarasota National Community Development District, Refunding SAB, 4.00%, 05/01/39	1,750	1,843,993
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	147	93,809
Windward Community Development District, SAB
Series A-1, 4.50%, 05/01/51	500	513,375
Series A-2, 4.40%, 11/01/35	2,000	2,067,620

		378,659,075

Georgia — 0.4%
City of Atlanta Georgia Airport Passenger Facility Charge, RB, Series D, AMT, Subordinate, 4.00%, 07/01/35.	10,850	12,542,600
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/44	20,000	21,302,400
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	20,000	24,806,000

		58,651,000

Illinois — 7.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	15,895	16,209,721
Series C, 5.25%, 12/01/39	7,275	8,015,740
Series D, 5.00%, 12/01/46	35,155	38,063,431

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO (continued)
Series H, 5.00%, 12/01/36	$4,620	$5,365,160
Series H, 5.00%, 12/01/46	4,475	5,109,107
Chicago Board of Education, Refunding GO
Series A, 0.00%, 12/01/26(h)	4,000	3,608,280
Series A, 0.00%, 12/01/27(h)	500	437,315
Series A, 5.00%, 12/01/28	11,160	13,621,450
Series A, 5.00%, 12/01/30	365	447,800
Series B, 5.00%, 12/01/26	2,000	2,376,520
Series B, 5.00%, 12/01/28	2,060	2,514,354
Series B, 5.00%, 12/01/29	2,000	2,463,940
Series B, 5.00%, 12/01/30	2,000	2,453,700
Series B, 4.00%, 12/01/35	11,640	11,971,391
Series C, 5.00%, 12/01/23	4,310	4,779,143
Series C, 5.00%, 12/01/24	4,445	5,064,144
Series C, 5.00%, 12/01/25	12,760	14,869,356
Series C, 5.00%, 12/01/26	3,060	3,637,361
Series F, 5.00%, 12/01/24	9,585	10,919,807
Series G, 5.00%, 12/01/34	5,000	5,837,250
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(h)	650	602,752
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	49,415	59,265,880
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.50%, 01/01/34	5,380	5,821,106
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/35	4,340	5,156,050
Series B, Senior Lien, 5.00%, 01/01/38	30,000	35,712,900
Series B, Senior Lien, 5.00%, 01/01/39	59,885	71,143,380
Series B, Senior Lien, 5.00%, 01/01/48	10,000	12,022,700
Illinois Finance Authority, RB
5.00%, 07/01/36	29,530	38,657,428
4.00%, 12/01/36	10,810	12,780,014
4.00%, 07/01/37	20,000	24,081,400
4.00%, 07/01/38	26,835	32,314,707
4.00%, 07/01/39	15,250	18,313,725
Series A, (AGM), 6.00%, 08/15/41	19,285	19,675,907
Series A, 6.00%, 08/15/41	6,500	6,628,570
Illinois Finance Authority, Refunding RB
Series A, 6.13%, 04/01/21(d)	11,935	11,935,000
Series A, 4.00%, 04/01/23(d)	30,000	32,259,000
Series A, 4.00%, 10/01/38	24,500	26,783,400
Series A, 5.00%, 07/15/42	23,695	28,893,683
Series C, 5.00%, 02/15/41	28,920	34,398,316
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	4,000	4,303,800
Series A, 5.00%, 01/01/40	18,000	20,686,680
Series A, 5.00%, 01/01/42	48,000	57,891,840
Series A, 5.00%, 01/01/44	10,000	12,183,300
Series A, 5.00%, 01/01/45	64,245	80,133,431
Series B, 5.00%, 01/01/40	21,000	24,498,810
Series B, 5.00%, 01/01/41	28,000	32,870,040
Metropolitan Pier & Exposition Authority, Refunding RB, 5.00%, 06/15/42	5,000	6,099,750
Railsplitter Tobacco Settlement Authority, RB
6.00%, 06/01/21(d)	18,485	18,653,583
5.00%, 06/01/26	15,000	17,915,550

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO
5.00%, 11/01/38	$2,500	$2,842,000
5.50%, 05/01/39	9,040	11,227,318
Series A, 5.00%, 11/01/29	27,500	33,850,300
Series A, 5.00%, 05/01/34	2,145	2,519,217
Series B, 5.00%, 11/01/32	14,000	16,931,600
State of Illinois, Refunding GO
5.00%, 02/01/26	10,750	12,542,025
Series A, 5.00%, 10/01/28	19,250	23,589,720
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	5,435	5,457,664

		1,018,407,516

Indiana — 0.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	4,185,831
AMT, 7.00%, 01/01/44	7,330	7,967,050

		12,152,881

Iowa — 0.6%
Iowa Finance Authority, RB, 5.50%, 07/01/33	18,750	20,809,875
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	2,500	2,697,400
Series B, 5.25%, 12/01/50(b)	47,270	51,476,085
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.63%, 06/01/46	14,810	14,988,460

		89,971,820

Kentucky — 1.6%
County of Carroll Kentucky, Refunding RB, AMT, 1.20%, 10/01/34(b)	30,000	30,011,100
Kentucky Public Energy Authority, RB(b)
Series A-1, 4.00%, 12/01/49	45,000	50,659,650
Series C-1, 4.00%, 12/01/49	79,760	89,730,000
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, 5.00%, 10/20/21	59,000	60,555,830

		230,956,580

Louisiana — 0.3%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(e)	2,415	2,318,448
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, 0.88%, 02/01/46(b)	21,580	21,475,985
Louisiana Public Facilities Authority, RB(e)
Series A, 5.00%, 04/01/39	1,425	1,516,314
Series A, 5.00%, 06/01/39	1,300	1,362,530
Series A, 5.00%, 04/01/49	2,800	2,933,448
Series A, 5.00%, 06/01/49	3,000	3,081,120
Series A, 5.00%, 06/01/58	4,500	4,554,225

		37,242,070

Maine — 0.0%
Maine Health & Higher Educational Facilities Authority, RB, 7.50%, 07/01/21(d)	5,365	5,459,907

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	2,869,617
Series A, 5.00%, 09/01/38	1,400	1,484,028
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	5,145	5,451,590

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Series B, (NPFGC), 7.00%, 07/01/22(i)	$2,035	$2,179,200
Maryland State Transportation Authority, Refunding RB, 5.00%, 07/01/46(c)	4,480	5,781,306

		17,765,741

Massachusetts — 4.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 5.00%, 06/01/49	33,225	41,086,367
Commonwealth of Massachusetts, GO
Series A, 5.25%, 04/01/42	42,000	51,868,320
Series A, 5.25%, 01/01/44	6,660	8,509,216
Series A, 5.25%, 04/01/47	93,350	114,698,211
Series E, 5.25%, 09/01/43	92,000	116,844,600
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	11,309,964
Massachusetts Development Finance Agency, Refunding RB
5.00%, 10/01/37(e)	1,000	1,092,600
5.00%, 10/01/47(e)	1,250	1,359,200
Series A, 4.00%, 07/15/36	46,000	52,789,140
Massachusetts Port Authority, RB
Series E, AMT, 5.00%, 07/01/46	21,300	26,779,212
Series E, AMT, 5.00%, 07/01/51	35,000	43,712,550
Massachusetts School Building Authority, RB
Series B, 5.25%, 02/15/48	70,505	87,008,105
Sub-Series B, 4.00%, 02/15/41	12,420	13,400,311
Sub-Series B, 4.00%, 02/15/42	10,000	10,759,600
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.25%, 11/01/42	58,840	73,142,239
Series 1, 5.25%, 11/01/47	14,425	17,831,752

		672,191,387

Michigan — 1.3%
Michigan Finance Authority, RB, 4.00%, 02/15/44	60,000	68,406,600
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	40,000	47,473,200
Series A, 5.00%, 12/01/37	25,105	30,601,489
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	1,750	2,178,487
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	19,578,054
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	10,010	11,208,697

		179,446,527

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 4.00%, 07/01/46(c)	5,375	6,162,760

Montana — 0.0%
City of Kalispell Montana, Refunding RB Series A, 5.25%, 05/15/37	405	416,737

Security	Par (000)	Value

Montana (continued)
City of Kalispell Montana, Refunding RB (continued)
Series A, 5.25%, 05/15/47	$1,500	$1,515,165
Series A, 5.25%, 05/15/52	1,500	1,507,830

		3,439,732

Nebraska — 0.2%
Omaha Public Power District Nebraska City Station Unit 2, Refunding RB
Series A, 5.25%, 02/01/42	10,000	11,631,700
Series A, 5.25%, 02/01/46	10,000	11,585,400

		23,217,100

Nevada(e) — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	928,314
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29	345	372,293
Series A, 5.00%, 12/15/38	1,080	1,167,393
Series A, 5.00%, 07/15/47	1,400	1,462,748

		3,930,748

New Hampshire(e) — 0.1%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	9,085	9,431,956
Series C, AMT, 4.88%, 11/01/42	3,700	3,861,246

		13,293,202

New Jersey — 3.8%
New Jersey Economic Development Authority, RB
Series A, 5.00%, 01/01/48	9,250	9,552,012
Series WW, 5.25%, 06/15/40	14,145	16,134,070
AMT, 5.13%, 09/15/23	4,125	4,389,165
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/30	45,895	56,812,962
New Jersey Health Care Facilities Financing Authority, Refunding RB
6.00%, 07/01/21(d)	33,185	33,654,568
Series A, 6.00%, 07/01/21(d)	1,200	1,216,980
Series A, 5.00%, 07/01/35	7,375	8,879,426
Series A, 5.00%, 07/01/38	11,950	14,301,043
Series A, 5.00%, 07/01/39	22,245	26,546,738
Series A, 5.00%, 07/01/43	10,000	11,717,000
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/27	200	205,502
1st Series, AMT, 5.75%, 12/01/28	160	164,389
New Jersey Transportation Trust Fund Authority, RB
Series A, 6.00%, 06/15/21(d)	2,155	2,179,826
Series AA, 5.50%, 06/15/39	39,890	43,734,598
Series AA, 4.00%, 06/15/45	61,885	69,021,578
Series AA, 5.00%, 06/15/45	3,000	3,630,480
Series BB, 4.00%, 06/15/44	25,000	27,424,750
Series BB, 5.00%, 06/15/44	10,000	11,750,800
Series C, 5.25%, 06/15/32	19,810	22,789,226

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	$20,110	$23,453,891
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	60,630	70,795,832
Series A, 4.00%, 01/01/48	20,000	22,494,200
Series A, 4.00%, 01/01/51	10,740	12,358,840
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	18,260	21,309,785
Series A, 5.25%, 06/01/46	20,350	24,124,314

		538,641,975

New Mexico — 0.2%
City of Farmington New Mexico, Refunding RB(b)
Series C, 1.15%, 06/01/40	12,000	12,156,120
Series D, 1.10%, 06/01/40	16,000	16,221,600
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	180	209,542

		28,587,262

New York — 16.7%
Battery Park City Authority, Refunding RB, Series B, 5.00%, 11/01/38	3,265	4,192,260
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/43	54,000	65,111,040
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	3,375	3,390,795
Hudson Yards Infrastructure Corp., Refunding RB
5.25%, 02/15/47	13,410	13,456,533
Series A, 5.00%, 02/15/37	10,420	12,448,566
Series A, 5.00%, 02/15/42	23,825	28,346,747
Long Island Power Authority, Refunding RB, Series B, 0.85%, 09/01/50(b)	17,500	17,523,100
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,936,000
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/37	25,000	26,457,500
Series S-1B, (SAW), 4.00%, 07/15/40	10,000	11,538,300
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	31,165	38,391,540
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.00%, 02/01/46	60,000	68,876,400
Series B-1, 4.00%, 11/01/39	30,000	34,778,100
Series B-1, 4.00%, 11/01/42	30,000	34,367,700
Series B-1, 4.00%, 11/01/43	28,635	32,724,364
Subordinate, 4.00%, 05/01/45	10,000	11,473,800
Subordinate, 4.00%, 05/01/46	10,000	11,437,500
Series A-3, Subordinate, 4.00%, 05/01/41	5,000	5,708,900
Series C-1, Subordinate, 4.00%, 11/01/42	20,925	23,855,546
Series C-3, Subordinate, 5.00%, 05/01/40	20,000	24,293,200
New York City Water & Sewer System, RB
Series AA, 4.00%, 06/15/42	30,100	35,645,022
Series AA, 4.00%, 06/15/43	23,500	27,874,525
Series BB-1, 4.00%, 06/15/50	20,000	23,350,800
Series CC-1, Subordinate, 5.00%, 06/15/51	20,000	25,671,800
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/40	11,000	13,964,720
4.00%, 06/15/41	19,500	23,053,485

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, Refunding RB (continued)
Series CC, 4.00%, 06/15/42	$30,990	$36,332,056
Series CC, 5.25%, 06/15/46	61,465	73,796,108
Series CC-1, 5.00%, 06/15/37	24,000	29,096,640
Series CC-1, 5.25%, 06/15/37	39,000	48,111,570
Series DD-2, 5.00%, 06/15/40	39,865	48,925,517
Series DD-3, 4.00%, 06/15/42	64,105	75,738,775
Series EE, 5.25%, 06/15/36	14,500	18,093,825
Series EE, 5.00%, 06/15/40	34,240	42,019,670
Series EE, 4.00%, 06/15/42	33,340	39,390,543
Series FF, 5.00%, 06/15/40	24,790	30,425,759
Sub-Series AA-1, 4.00%, 06/15/50	8,025	9,363,891
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(e)	7,900	7,999,935
Series A, 5.00%, 06/01/45	16,695	16,835,405
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	4,325	4,524,166
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(e)	34,385	37,543,262
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	66,890	78,054,610
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/43	19,020	22,710,260
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	6,228,750
Series A, 4.00%, 03/15/41	43,750	50,983,188
Series A, 5.00%, 03/15/41	10,000	12,250,900
Series A, 4.00%, 03/15/45	75,000	86,272,500
Series E, 5.00%, 03/15/41	20,150	24,735,133
Series E, 5.00%, 03/15/44	10,000	12,224,000
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/42	10,000	12,176,400
New York State Housing Finance Agency, RB
Series L-2, (SONYMA), 0.75%, 11/01/25	7,650	7,659,869
Series M-2, (SONYMA FHA 542(C)), 0.75%, 11/01/25	4,380	4,385,957
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(d)	45,000	46,622,700
Series B, Subordinate, 4.00%, 01/01/38	17,020	19,863,191
Series B, Subordinate, 4.00%, 01/01/39	21,000	24,393,810
Series B, Subordinate, 4.00%, 01/01/41	29,505	33,917,768
Series B, Subordinate, 4.00%, 01/01/45	10,000	11,335,500
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	23,295	26,796,239
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/47	51,960	63,821,948
Series A, 4.00%, 03/15/42	12,000	13,801,800
Series A, 4.00%, 03/15/44	30,000	34,253,400
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	9,610	11,812,804
AMT, 5.00%, 10/01/40	27,095	32,933,431
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(e)	5,190	5,425,834

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB, Consolidated, 218th Series, AMT, 5.00%, 11/01/44	$50,000	$60,561,500
Port Authority of New York & New Jersey, RB
4.00%, 11/01/49	30,555	34,721,480
217th Series, 4.00%, 11/01/41	12,390	14,292,856
217th Series, 5.00%, 11/01/44	22,500	27,763,650
218th Series, AMT, 5.00%, 11/01/32	12,415	15,649,604
218th Series, AMT, 4.00%, 11/01/41	17,725	20,074,626
Port Authority of New York & New Jersey, Refunding ARB
4.00%, 07/15/40	11,520	13,668,134
4.00%, 07/15/41	11,295	13,352,158
AMT, 4.00%, 07/15/40	2,750	3,191,320
Port Authority of New York & New Jersey, Refunding RB
213th Series, 5.00%, 09/01/37	20,000	25,150,800
169th Series, AMT, 5.00%, 10/15/36	7,195	7,363,363
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	97,500	109,002,075
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	20,000	21,414,400
Triborough Bridge & Tunnel Authority RB, Series A, 5.00%, 11/15/51(c)	18,330	23,013,682
Triborough Bridge & Tunnel Authority, RB
Series C, 4.00%, 11/15/40	15,000	17,406,450
Series C, 4.00%, 11/15/41	25,000	28,916,750
Series C, 3.00%, 11/15/47	14,410	15,052,398
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	7,805	9,141,138
Series B, 5.00%, 11/15/38	9,800	11,877,796
Series C-2, 5.00%, 11/15/42	72,915	88,674,848
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	20,000	22,296,600
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,757,325

		2,375,068,310

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 04/01/22(d)	23,570	24,705,603
North Carolina Medical Care Commission, RB
5.00%, 10/01/40	1,050	1,163,295
5.00%, 10/01/45	1,000	1,095,770
5.00%, 10/01/50	1,500	1,629,720

		28,594,388

Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	76,675	86,339,117
County of Lucas Ohio, Refunding RB(d)
Series A, 5.75%, 11/15/21	500	517,165
Series A, 6.00%, 11/15/21	4,415	4,573,763
Series A, 6.50%, 11/15/21	12,690	13,185,037
Ohio Air Quality Development Authority, RB(e) AMT, 4.50%, 01/15/48	1,480	1,634,290

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB(e) (continued) AMT, 5.00%, 07/01/49	$16,560	$17,916,927
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/39	7,500	8,132,325

		132,298,624

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(e)	7,990	8,043,773

Pennsylvania — 2.0%
Allentown Neighborhood Improvement Zone Development Authority, RB(e)
5.00%, 05/01/27	3,250	3,792,718
5.00%, 05/01/32	3,750	4,353,976
5.00%, 05/01/42	6,305	7,071,814
Berks County Industrial Development Authority, Refunding RB, 4.00%, 11/01/47	6,750	6,283,305
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	2,205	2,345,591
4.00%, 07/01/51	1,500	1,591,620
City of Philadelphia, RB, Series A, 4.00%, 06/30/21	11,350	11,453,171
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	2,055	2,177,108
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	32,500	41,537,275
Series B, 5.25%, 12/01/39	3,560	4,129,885
Series B, 5.00%, 12/01/45	9,500	11,873,100
Sub-Series A, 5.50%, 12/01/46	46,430	57,528,627
Subordinate, 3.00%, 12/01/42	12,070	12,645,256
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	114,705	115,763,727

		282,547,173

Puerto Rico — 4.0%
Children’s Trust Fund, RB(h)
Series A, 0.00%, 05/15/57	300,000	20,670,000
Series B, 0.00%, 05/15/57	386,000	20,662,580
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(e)
Series A, Senior Lien, 5.00%, 07/01/35	40,935	47,962,311
Series A, Senior Lien, 5.00%, 07/01/47	72,080	83,369,170
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	78,205	84,726,515
Series A-1, Restructured, 5.00%, 07/01/58	101,796	111,910,451
Series A-2, Restructured, 4.33%, 07/01/40	48,060	51,452,555
Series A-2, Restructured, 4.78%, 07/01/58	50,843	55,128,556
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(h)
Series A-1, Restructured, 0.00%, 07/01/24	4,000	3,746,640
Series A-1, Restructured, 0.00%, 07/01/46	213,873	65,299,704
Series A-1, Restructured, 0.00%, 07/01/51	96,225	21,283,046
Series B-1, Restructured, 0.00%, 07/01/46	18,123	5,537,483

		571,749,011

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 0.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 2.88%, 12/01/35	$18,130	$18,130,000
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	11,123,500

		29,253,500

South Carolina — 1.0%
County of Dorchester South Carolina, SAB(e)
5.88%, 10/01/40	1,245	1,362,391
6.00%, 10/01/51	3,000	3,253,530
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(b)	95,000	103,755,200
South Carolina Jobs-Economic Development Authority, Refunding RB
5.25%, 11/15/37	6,005	6,506,658
Series A, (AGM), 6.25%, 08/01/21(d)	1,525	1,554,982
Series A, (AGM), 6.50%, 08/01/21(d)	4,455	4,546,149
South Carolina Public Service Authority, Refunding RB
4.00%, 12/01/40	7,385	8,610,393
Series A, 4.00%, 12/01/42	7,500	8,703,750

		138,293,053

Tennessee — 0.4%
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB, 4.00%, 07/01/43	49,005	52,195,716

Texas — 8.4%
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/39	20,000	25,299,200
City of Houston Texas Combined Utility System Revenue, Refunding RB
Series B, 1st Lien, 5.00%, 11/15/42	25,000	30,762,500
Series D, Subordinate, 5.00%, 11/15/43	2,000	2,500,480
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(d)	29,555	30,356,532
Dallas Fort Worth International Airport, Refunding RB, 4.00%, 11/01/34	15,250	18,305,643
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(d)	3,700	4,138,561
Series B, 6.38%, 01/01/33	465	497,201
Harris County Flood Control District, Refunding GO, Series A, 4.00%, 10/01/45	10,000	11,885,300
Harris County Toll Road Authority, Refunding RB, 1st Lien, 4.00%, 08/15/45	35,000	41,302,100
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	6,085	6,727,819
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(e)	13,495	14,331,015
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 08/15/37(e)	2,000	2,013,540
Series A, 5.00%, 07/01/40	4,000	4,289,320
Series A, 5.13%, 08/15/47(e)	3,085	3,102,554
Series A, 5.00%, 07/01/57	7,000	7,296,450
North Texas Tollway Authority, RB, Series A, 6.00%, 09/01/21(d)	4,815	4,930,319
Pasadena Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/43	20,000	21,612,600

Security	Par (000)	Value

Texas (continued)
State of Texas, RB, 4.00%, 08/26/21	$700,000	$711,032,000
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	35,000	42,577,500
Texas Water Development Board, RB
4.00%, 10/15/45	80,000	95,518,400
5.25%, 10/15/46	60,000	73,680,600
Series A, 5.00%, 10/15/42	10,000	12,301,700
Series B, 4.00%, 10/15/43	20,000	23,407,400

		1,187,868,734

Utah — 0.7%
County of Utah, RB, Series B, 5.00%, 05/15/46	30,000	35,537,100
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	44,970	53,725,209
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(e)	4,940	4,937,135
Utah Charter School Finance Authority, Refunding RB(e)
5.25%, 06/15/37	3,795	4,106,190
5.38%, 06/15/48	4,740	5,074,265

		103,379,899

Vermont(e) — 0.1%
East Central Vermont Telecommunications District, RB
Series A, 4.00%, 12/01/30	2,010	2,058,220
Series A, 4.25%, 12/01/40	4,030	4,044,065
Series A, 4.50%, 12/01/50	2,960	2,969,353

		9,071,638

Virginia — 0.3%
Ballston Quarter Community Development Authority, TA, Series A, 5.50%, 03/01/46	1,815	1,743,525
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	135,088
5.00%, 07/01/48	370	400,536
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	25,515	27,155,614
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 01/01/45	17,000	18,633,190

		48,067,953

Washington — 1.7%
City of Tacoma Washington Electric System Revenue, Refunding RB
4.00%, 12/01/43	50,535	53,625,215
Series A, 4.00%, 01/01/42	32,415	34,398,798
Port of Seattle, RB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	48,000	56,677,920
State of Washington, GO, Series E, 4.00%, 02/01/43	23,000	24,230,730
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	28,430,080
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(d)	21,355	23,431,560
Washington Health Care Facilities Authority, Refunding RB, Series A, 6.75%, 05/15/21(d)	16,000	16,118,400

		236,912,703

Wisconsin(e) — 0.4%
Public Finance Authority, RB 5.00%, 12/01/35	1,690	1,886,429

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
5.00%, 12/01/45	$2,370	$2,591,216
7.00%, 11/01/46	6,385	6,707,634
5.00%, 12/01/55	8,045	8,729,388
Series A, 6.25%, 10/01/31	1,715	1,803,082
Series A, 5.25%, 03/01/45	3,325	3,588,473
Series A, 7.00%, 10/01/47	1,715	1,781,611
Series A, 5.63%, 06/15/49	12,360	12,850,692
Series A, 5.38%, 07/15/52	6,760	7,404,633
Series A, 5.25%, 03/01/55	9,500	10,119,020
Public Finance Authority, Refunding RB, 5.00%, 03/01/37	760	812,037

		58,274,215

Total Municipal Bonds — 85.6% (Cost: $11,502,014,448)		12,149,545,951

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

California — 0.9%
University of California, RB, Series M, 5.00%, 05/15/42	100,000	120,700,000

Nevada — 0.6%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	74,740	90,969,043

Texas — 0.7%
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43(k)	79,060	97,185,296

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.2% (Cost: $281,610,059)		308,854,339

Total Long-Term Investments — 88.0% (Cost: $11,808,381,707)		12,483,198,890

Security	Shares	Value

Short-Term Securities

Money Market Funds — 12.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(a)(l)	1,731,385,355	$1,731,731,632

Total Short-Term Securities — 12.2% (Cost: $1,731,032,218)		1,731,731,632

Total Investments — 100.2% (Cost: $13,539,413,925)		14,214,930,522

Other Assets Less Liabilities — 0.7%		94,013,090

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.9)%		(126,951,605)

Net Assets — 100.0%		$14,181,992,007

(a)	Affiliate of the Fund.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Zero-coupon bond.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April, 01 2026, is $41,561,403.

(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,578,972,237	$—	$(847,261,889)	(a)	$(18,855)	$40,139	$1,731,731,632	1,731,385,355	$204,671	$—
iShares Short-Term National Muni Bond ETF	—	24,757,200	—		—	41,400	24,798,600	230,000	20,723	—

					$(18,855)	$81,539	$1,756,530,232		$225,394	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	1,415	06/21/21	$185,277	$2,253,218
Long U.S. Treasury Bond	647	06/21/21	100,022	1,583,427

				$3,836,645

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$24,798,600	$—	$—	$24,798,600
Municipal Bonds	—	12,149,545,951	—	12,149,545,951
Municipal Bonds Transferred to Tender Option Bond Trusts	—	308,854,339	—	308,854,339
Short-Term Securities
Money Market Funds	1,731,731,632	—	—	1,731,731,632

	$1,756,530,232	$12,458,400,290	$—	$14,214,930,522

Derivative Financial Instruments
Assets
Interest Rate Contracts	$3,836,645	$—	$—	$3,836,645

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $126,900,000 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

Portfolio Abbreviation (continued)

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock National Municipal Fund

Portfolio Abbreviation (continued)

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

ETF	Exchange-Traded Fund

FHA	Federal Housing Administration

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	11